RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jan. 16, 2025	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Non-controlling interests	$ 0		$ 13,421
2020 Subsidiary
Related Party Transaction [Line Items]
Business acquisition, percentage of voting interests acquired		29.90%		20.00%	50.10%
Subsidiaries | 2020 Subsidiary
Related Party Transaction [Line Items]
Business acquisition, percentage of voting interests acquired		29.90%
2020 Subsidiary | Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of non-controlling interest in subsidiary			12.04%
Non-controlling interests			$ 5,406